CAVANAL HILL FUNDS
Supplement dated September 17, 2012
to the Prospectus of the
U.S. Treasury Fund
Cash Management Fund
Tax-Free Money Market Fund
dated December 31, 2011

Effective immediately, the Premier Shares of the Cavanal Hill Cash Management Fund and the Cavanal Hill Tax-Free Money Market Fund are available for sale.

The Premier Shares of the Cavanal Hill U.S. Treasury Fund currently remain unavailable for sale.

The following information replaces the information contained in the sections of the Prospectus identified below (all other information contained in the Prospectus remains unchanged).

Cover Page Tickers for Premier Added

MONEY MARKET FUNDS
U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
Administrative:	APGXX	Administrative:	APCXX	Administrative:	APBXX
Service:	APJXX	Service:	APFXX	Service:	APDXX
Institutional:	APKXX	Institutional:	APHXX	Institutional:	APEXX
Select:	N/A	Select:	N/A	Select:	AIFXX
Premier:	N/A	Premier:	APPXX	Premier:	ACPXX

Fees and Expenses Tables and Footnotes Revised

U.S. Treasury Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage	Administrative	Service	Institutional	Select	Premier
of the value of your investment).
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.25%	-	-	0.50%
Other Expenses
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers‡	-0.17%	-0.47%	-0.34%	-0.42%	-0.87%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	0.40%	0.28%	0.20%	0.25%
‡ The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

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Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$72	$261	$466	$1,057
Service Shares	$41	$231	$436	$1,029
Institutional Shares	$29	$164	$312	$742
Select Shares	$20	$156	$304	$734
Premier Shares	$26	$269	$533	$1,258

Cash Management Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage	Administrative	Service	Institutional	Select	Premier
of the value of your investment).
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.25%	-	-	0.50%
Other Expenses
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers‡	-0.30%	-0.47%	-0.34%	-0.42%	-0.87%
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	0.40%	0.28%	0.20%	0.25%
‡ The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$58	$248	$453	$1,045
Service Shares	$41	$231	$436	$1,029
Institutional Shares	$29	$164	$312	$742
Select Shares	$20	$156	$304	$734
Premier Shares	$26	$269	$533	$1,258

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Tax-Free Money Market Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage	Administrative	Service	Institutional	Select	Premier
of the value of your investment).
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.25%	-	-	0.50%
Other Expenses
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses	0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers‡	-0.20%	-0.50%	-0.37%	-0.45%	-0.90%
Total Annual Fund Operating Expenses After Fee Waiver	0.67%	0.37%	0.25%	0.17%	0.22%
‡ The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$68	$257	$461	$1,051
Service Shares	$38	$227	$432	$1,023
Institutional Shares	$25	$160	$307	$735
Select Shares	$17	$152	$299	$728
Premier Shares	$22	$265	$528	$1,279

Purchase and Sale of Fund Shares Revised

Purchase and Sale of Fund Shares
The following initial and additional purchase requirements apply*:

	Initial Purchase	Additional Purchases
Administrative Shares	$1,000	None
Service Shares	$10,000	None
Institutional Shares	$100,000	None
Select Shares	$1,000,000	None
Premier Shares – Available only to certain BOSC, Inc. customers.	$1,000	None
*	A Fund may waive its minimum purchase requirements.

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Distribution/Service Waivers Revised

Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows for the payment of distribution and service fees to the Distributor for the sale and distribution of shares and for additional services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee is 0.25% of the average daily net assets of the shares of each Fund, except for the Premier Shares, which has a 0.50% distribution fee. The Institutional and Select Shares do not have a distribution fee. The Distributor has agreed to the contractual fee waivers shown in the table below. The contractual fee waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

	Distribution Fee	Distribution Fee Waivers
Bond and Equity Funds
A Shares	0.25%	No Waiver
Investor Shares	0.25%	No Waiver
Institutional Shares	0.00%	N/A – No 12b-1 Fee
Money Market Funds
Administrative	0.25%	Cash Management Only – 0.13% Waived
Service	0.25%	0.15% Waived
Institutional	0.00%	N/A – No 12b-1 Fee
Select	0.00%	N/A – No 12b-1 Fee
Premier	0.50%	0.45% Waived

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Shareholder Servicing Waivers Revised

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the shares of each Fund, other than the A Shares of the Bond and Equity Funds, for which a fee of 0.10% of the daily net assets is available. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with BOKF, NA, the owner of the Adviser and BOSC, Inc., the Distributor, to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan. BOKF, NA and BOSC, Inc. have agreed to the contractual fee waivers shown in the table below for purchasers that purchase through them. Contractual waivers are in place for the period through December 31, 2013 and may only be modified with the approval of the Fund’s Board of Trustees.

	Shareholder Servicing Fee	Shareholder Servicing Fee Waivers
Bond and Equity Funds
A Shares	0.10%	Waived in Full
Investor Shares	0.25%	Waived in Full, except for the Opportunistic Fund, which has No Waiver
Institutional Shares	0.25%	Waived in Full
Money Market Funds
Administrative	0.25%	No Waiver
Service	0.25%	0.15% Waived
Institutional	0.25%	0.17% Waived
Select	0.25%	Waived in Full
Premier	0.25%	Waived in Full

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
PROSPECTUS FOR FUTURE REFERENCE

CH-SP-0912